Touchstone Non-US Equity Fund Expense Example, No Redemption - Touchstone Non-US Equity Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	1,167
Expense Example, No Redemption, 10 Years	$ 2,540